Summary of Significant Accounting Policies - Short-term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Impairment losses	$ 0	$ 248,140	$ 0
Short-term Investments
Summary of Significant Accounting Policies
Impairment losses	$ 0	$ 0	$ 0